15. Reserve for Share-Based Payments	12 Months Ended
Jun. 30, 2024
Notes
15. Reserve for Share-Based Payments

15. Reserve for Share-Based Payments

The Company maintains the Option Plan whereby certain key officers, directors and consultants may be granted stock options for common shares of the Company. The maximum number of common shares that are issuable under the Option Plan is limited to 2,406,732 common shares. Under the Option Plan, the exercise price of each option may not be lower than the greater of the closing price of the Company’s shares on the trading day prior to the grant date or the grant date itself, whichever is higher. Vesting of options is determined at the discretion of the Board. As at June 30, 2024, the Company had 1,598,961 common shares available for issuance under the Option Plan.

The following summarizes the stock option activity for the years ended June 30, 2024, 2023 and 2022:

	2024		2023			2022
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	#	$	#	$	#	$
Opening Balance	1,462,407	7.53	1,620,489	7.23	820,000	2.50
Granted	250,000	USD 2.25	350,000	USD 2.50	1,269,386	USD 7.50
Cancelled	(854,636)	USD 7.50	(148,082)	USD 7.50	(168,897)	USD 7.50
Cancelled	(50,000)	USD 2.50	(360,000)	USD 2.50	(300,000)	2.50
Ending Balance	807,771	3.96	1,462,407	7.53	1,620,489	7.23
Exercisable	620,271	4.23	1,462,407	7.53	1,070,246	6.08

Option activities for the year ended June 30, 2022

On November 18, 2021, the Company granted 1,269,386 options to various officers and directors at an exercise price of USD $7.50, expiring on November 18, 2026. The options vest in equal increments after three months, six months, nine months and 12 months until fully vested. The options were valued using Black-Scholes with the following assumptions: expected volatility of 100% based on comparable companies, expected dividend yield of 0%, risk-free interest rate of 1.47%, forfeiture rate of 20% and an expected life of five years. The grant date fair value attributable to these options was $7,167,552, of which $848,520 was recorded as stock-based compensation in connection with the vesting of these options during the year ended June 30, 2023 (2022 – $6,084,861).

On June 29, 2022, 168,897 of these options were cancelled. As a result of these cancellations, an amount of $1,172,443 was reallocated from share-based payments reserve to accumulated deficit.

Option activities for the year ended June 30, 2023

On January 30, 2023, the Company granted 350,000 options to various directors. The options are exercisable at a price of USD $2.50 per common share for a period of five years and vested immediately on grant. The options were valued using Black-Scholes with the following assumptions: expected volatility of 113% based on comparable companies, expected dividend yield of 0%, risk-free interest rate of 3.04%, forfeiture rate of 20% and an expected life of five years. The grant date fair value attributable to these options of $666,746 was recorded as stock-based compensation in connection with the vesting of these options during the year ended June 30, 2023.

15. Reserve for Share-Based Payments (continued)

On May 17, 2023, the Board extended the date of expiry of the remaining 160,000 options previously granted in May 25, 2019, from May 24, 2023 to May 24, 2029. The extension constituted a modification in accordance with the guidance of IFRS 2 – Share-Based Payments. As the modification increases the fair value of the options, measured immediately before and after the modification, the Company recorded the incremental fair value, the difference between the fair value of the modified options and that of the original grant. As a result, the Company recorded an additional stock-based compensation of $207,733, which is included in share-based payments reserve.

During the year ended June 30, 2023, 148,082 options exercisable at USD $7.50 and 360,000 options exercisable at $2.50, were cancelled. As a result of these cancellations, an amount of $1,312,757 was reallocated from share-based payments reserve to accumulated deficit.

Option activities for the year ended June 30, 2024

On July 14, 2023, the Company granted 250,000 options to an officer. The options are exercisable at a price of USD $2.25 per common share for a period of three years. 25% of the options will vest six months from the grant date, 25% will vest 12 months from the grant date, with the remainder to vest 18 months from the grant date. The options were valued using Black-Scholes with the following assumptions: expected volatility of 150% based on comparable companies, expected dividend yield of 0%, risk-free interest rate of 4.30%, forfeiture rate of 20% and an expected life of three years. The grant date fair value attributable to these options was $447,577, of which $361,081 was recorded as stock-based compensation in connection with the vesting of these options during the year ended June 30, 2024.

On July 29, 2023, 854,636 options exercisable at USD $7.50 and 50,000 options exercisable at USD $2.50, respectively, were cancelled. As a result, an amount of $4,920,927 was reallocated from share-based payments reserve to accumulated deficit.

The following table summarizes information of stock options outstanding and exercisable as at June 30, 2024:

Date of expiry	Number of options outstanding	Number of options exercisable	Exercise price	Weighted average remaining contractual life
	#	#	$	Years
July 17, 2026	250,000	62,500	USD 2.25	2.04
November 18, 2026	97,771	97,771	USD 7.50	2.38
January 30, 2028	300,000	300,000	USD 2.50	3.58
May 24, 2029	160,000	160,000	2.50	4.90
	807,771	620,271	3.96	3.22